Equity Capital Structure	6 Months Ended
Jun. 30, 2020
Equity Capital Structure [Abstract]
Equity Capital Structure
7.	Equity Capital Structure:

Under the Company’s articles of incorporation, the Company’s authorized capital stock consists of 2,000,000,000 shares, par value $0.001 per share, of which 1,950,000,000 shares are designated as common shares and 50,000,000 shares are designated as preferred shares. For a further description of the terms and rights of the Company’s capital stock and details of its previous equity transactions please refer to Note 7 of the consolidated financial statements for the year ended December 31, 2019, included in the Company’s 2019 Annual Report.

Issuance of common stock in connection with the $5.0 Million Convertible Debentures

During the period from February 20, 2020 to June 8, 2020, the Company issued 8,042,078 common shares upon the conversion of the $5.0 Million Convertible Debentures in their entirety (see Note 6 for further discussion on this topic).

Underwritten common stock and Class A Warrants follow-on offering:

On June 23, 2020, the Company entered into an agreement with Maxim Group LLC, or Maxim, acting as underwriter pursuant to which it offered and sold 59,110,000 units, each unit consisting of (i) one common share or a pre-funded warrant to purchase one common share at an exercise price equal to $0.01 per common share (a “Pre-Funded Warrant”), and (ii) one Class A Warrant to purchase one common share (a “Class A Warrant”), for $0.35 per unit (or $0.34 per unit including a pre-funded warrant), or the June Equity Offering. The June Equity Offering, which was completed on June 26, 2020, resulted in the issuance of 59,082,686 common shares (the “June Equity Offering Shares”) and 59,110,000 Class A Warrants, which also included 7,710,000 over-allotment units pursuant to an over-allotment option that was exercised by Maxim on June 24, 2020. The Company raised gross and net cash proceeds from this transaction of $20.7 million and $18.6 million, respectively.

The Class A Warrants issued in the June Equity Offering have a term of five years and are exercisable immediately and throughout their term for $0.35 per common share (American style option). The exercise price of the Class A Warrants is subject to appropriate adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common shares and also upon any distributions of assets, including cash, stock or other property to existing shareholders.

Between their issuance date, being June 26, 2020 and June 30, 2020, there were no exercises of Class A Warrants and, as a result, as of June 30, 2020, 59,110,000 Class A Warrants remained unexercised and potentially issuable into common stock of the Company.

The Company accounted for the Class A Warrants as equity in accordance with the accounting guidance under ASC 815-40. The accounting guidance provides a scope exception from classifying and measuring as a financial liability a contract that would otherwise meet the definition of a derivative if the contract is both (i) indexed to the entity’s own stock and (ii) meets the equity classifications conditions.      The Company concluded these warrants were equity-classified since they contained no provisions which would require the Company to account for the warrants as a derivative liability, and therefore were initially measured at fair value in permanent equity with subsequent changes in fair value not measured.

On initial recognition the fair value of the Class A Warrants was $22.4 million and was determined using the Black-Scholes methodology. The fair value was considered by the Company to be classified as Level 3 in the fair value hierarchy since it was derived by unobservable inputs. The major unobservable input in connection with the valuation of the Class A Warrants was the volatility used in the valuation model, which was approximated by using historical observations of the Company’s share price. The annualized historical volatility that has been applied in the Class A Warrants valuation was 153.5%. A 5% increase in the volatility applied would have led to an increase of 1.4% in the fair value of the Class A Warrants.